LEASE LIABILITY	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
LEASE LIABILITY [Text Block]

9. LEASE LIABILITY

The Company has lease agreements for its warehouse space in Kelowna, British Columbia and for vehicles used in the development of prototypes (Note 7).

The continuity of the lease liability for the years ended December 31, 2019 and 2018 is as follows:

Lease liability	Warehouse	Vehicles	Total
Lease liability recognized as of December 31, 2017 and 2018	$-	$-	$-
Lease liability recognized	117,004	79,668	196,672
Lease payments	(12,728)	(7,746)	(20,474)
Lease interest	509	228	737
Lease liability recognized as of December 31, 2019	$104,785	$72,150	$176,935

Current portion	$73,106	$13,278	$86,384
Long-term portion	31,679	58,872	90,551
	$104,785	$72,150	$176,935